BUSINESS ACQUISITION - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	$ 100,000	$ 100,000
Finite-Lived Intangible Asset, Useful Life	5 years	5 years
Series G Preferred Stock
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	8,000	8,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	$ 140,000	$ 140,000